Document and Entity Information	Mar. 11, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 11, 2021
Entity Registrant Name	Cal-Maine Foods, Inc.
Entity File Number	001-38695
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	64-0500378
Entity Address Address Line 1	3320 W Woodrow Wilson Ave
Entity Address City Or Town	Jackson
Entity Address State Or Province	MS
Entity Address Postal Zip Code	39209-3409
City Area Code	601
Local Phone Number	948-6813
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Central Index Key	0000016160
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	CALM
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Emerging Growth Company	false